Share-based Compensation - Summary of Fair Values of Share Options Granted (Detail)	12 Months Ended
Dec. 31, 2017
Grant Date April 1, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.00%
Dividend yield	0.00%
Volatility rate	49.37%
Grant Date July 1, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.62%
Dividend yield	0.00%
Volatility rate	50.52%
Grant Date January 1, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.67%
Dividend yield	0.00%
Volatility rate	50.75%
Grant Date April 1, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.59%
Dividend yield	0.00%
Volatility rate	50.79%
Grant Date July 1, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.35%
Dividend yield	0.00%
Volatility rate	47.59%